Pensions and other post-retirement benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Pensions and other post-retirement benefits
Pensions and other post-retirement benefits
Most group companies have pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. Pension benefits may be provided through defined contribution plans (money purchase schemes) or defined benefit plans (final salary and other types of schemes with committed pension benefit payments). For defined contribution plans, retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee. For defined benefit plans, retirement benefits are based on such factors as an employee’s pensionable salary and length of service. Defined benefit plans may be funded or unfunded. The assets of funded plans are generally held in separately administered trusts.
For information on significant estimates and judgements made in relation to accounting for these plans see Pensions and other post-retirement benefits in Note 1.
The primary pension arrangement in the UK is a funded final salary pension plan under which retired employees draw the majority of their benefit as an annuity. This pension plan is governed by a corporate trustee whose board is composed of four member-nominated directors, four company-nominated directors, an independent director and an independent chairman nominated by the company. The trustee board is required by law to act in the best interests of the plan participants and is responsible for setting certain policies, such as investment policies of the plan. The UK plan is closed to new joiners but remains open to ongoing accrual for current members. New joiners in the UK are eligible for membership of a defined contribution plan.
In the US, all pension benefits now accrue under a cash balance formula. Benefits previously accrued under final salary formulas are legally protected. Retiring US employees typically take their pension benefit in the form of a lump sum payment upon retirement. The plan is funded and its assets are overseen by a fiduciary Investment Committee. During 2019 the committee was composed of six BP employees appointed by the president of BP Corporation North America Inc. (the appointing officer). A seventh BP employee was added to the committee on 1 January 2020. The Investment Committee is required by law to act in the best interests of the plan participants and is responsible for setting certain policies, such as the investment policies of the plan. US employees are also eligible to participate in a defined contribution (401k) plan in which employee contributions are matched with company contributions. In the US, group companies also provide post-retirement healthcare to retired employees and their dependants (and, in certain cases, life insurance coverage); the entitlement to these benefits is usually based on the employee remaining in service until a specified age and completion of a minimum period of service.
In the Eurozone, there are defined benefit pension plans in Germany, France, the Netherlands and other countries. In Germany and France, the majority of the pensions are unfunded, in line with market practice. In Germany, the group’s largest Eurozone plan, employees receive a pension and also have a choice to supplement their core pension through salary sacrifice. For employees who joined since 2002, the core pension benefit is a career average plan with retirement benefits based on such factors as an employee’s pensionable salary and length of service. The returns on the notional contributions made by both the company and employees are based on the interest rate which is set out in German tax law. Retired German employees take their pension benefit typically in the form of an annuity. The German plans are governed by legal agreements between BP and the works council or between BP and the trade union.
The level of contributions to funded defined benefit plans is the amount needed to provide adequate funds to meet pension obligations as they fall due. During 2019 the aggregate level of contributions was $349 million (2018 $610 million and 2017 $637 million). The aggregate level of contributions in 2020 is expected to be approximately $550 million, and includes contributions in all countries that we expect to be required to make contributions by law or under contractual agreements, as well as an allowance for discretionary funding.
For the primary UK plan there is a funding agreement between the group and the trustee. On an annual basis the latest funding position is reviewed and a schedule of contributions is agreed covering the next five years. Contractually committed funding amounted to $1,276 million at 31 December 2019, all of which relates to future service. This amount is included in the group’s committed cash flows relating to pensions and other post-retirement benefit plans as set out in the table of contractual obligations on page 302.
The surplus relating to the primary UK pension plan is recognized on the balance sheet on the basis that the company is entitled to a refund of any remaining assets once all members have left the plan.
Pension contributions in the US are determined by legislation and are supplemented by discretionary contributions. No contributions were made into the primary US pension plan in 2019 and no statutory funding requirement is expected in the next 12 months.
The surplus relating to the primary US fund is recognized on the balance sheet on the basis that economic benefit can be gained from the surplus through a reduction in future contributions.
There was no minimum funding requirement for the US plan, and no significant minimum funding requirements in other countries at 31 December 2019.
24. Pensions and other post-retirement benefits – continued
The obligation and cost of providing pensions and other post-retirement benefits is assessed annually using the projected unit credit method. The date of the most recent actuarial review was 31 December 2019. The UK plans are subject to a formal actuarial valuation every three years; valuations are required more frequently in many other countries. The most recent formal actuarial valuation of the UK pension plans was as at 31 December 2017. A valuation of the US plan and largest Eurozone plans are carried out annually.
The material financial assumptions used to estimate the benefit obligations of the various plans are set out below. The assumptions are reviewed by management at the end of each year, and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate for plan liabilities	2.1	2.9	2.5	3.1	4.1	3.5	1.3	2.0	1.9
Rate of increase in salaries	3.4	3.8	4.1	3.9	3.9	4.1	3.1	3.1	3.0
Rate of increase for pensions in payment	2.7	3.0	2.9	—	—	—	1.5	1.5	1.4
Rate of increase in deferred pensions	2.7	3.0	2.9	—	—	—	0.5	0.5	0.6
Inflation for plan liabilities	2.7	3.1	3.1	1.5	1.5	1.7	1.7	1.7	1.6
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate for plan service cost	3.0	2.6	2.7	4.2	3.6	4.1	2.5	2.4	2.1
Discount rate for plan other finance expense	2.9	2.5	2.7	4.1	3.5	3.9	2.0	1.9	1.7
Inflation for plan service cost	3.1	3.1	3.2	1.5	1.7	1.8	1.7	1.6	1.6

The discount rate assumptions are based on third-party AA corporate bond indices and for our largest plans in the UK, US and the Eurozone we use yields that reflect the maturity profile of the expected benefit payments. The inflation rate assumptions for our UK and US plans are based on the difference between the yields on index-linked and fixed-interest long-term government bonds. In other countries, including the Eurozone, we use this approach, or advice from the local actuary depending on the information available. The inflation assumptions are used to determine the rate of increase for pensions in payment and the rate of increase in deferred pensions where there is such an increase.
The assumptions for the rate of increase in salaries are based on the inflation assumption plus an allowance for expected long-term real salary growth. These include an allowance for promotion-related salary growth, of up to 0.8% depending on country.
In addition to the financial assumptions, we regularly review the demographic and mortality assumptions. The mortality assumptions reflect best practice in the countries in which we provide pensions, and have been chosen with regard to applicable published tables adjusted where appropriate to reflect the experience of the group and an extrapolation of past longevity improvements into the future. BP’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Life expectancy at age 60 for a male currently aged 60	27.3	27.4	27.4	24.9	25.1	25.1	25.7	25.6	25.1
Life expectancy at age 60 for a male currently aged 40	28.9	28.9	29.0	26.7	26.9	26.8	28.3	28.1	27.6
Life expectancy at age 60 for a female currently aged 60	28.7	28.8	28.8	28.0	28.5	28.4	29.1	29.0	29.0
Life expectancy at age 60 for a female currently aged 40	30.5	30.6	30.5	29.7	30.1	30.0	31.2	31.2	31.4

Pension plan assets are generally held in trusts, the primary objective of which is to accumulate assets sufficient to meet the obligations of the plans. The assets of the trusts are invested in a manner consistent with fiduciary obligations and principles that reflect current practices in portfolio management.
A significant proportion of the assets are held in equities, which are expected to generate a higher level of return over the long term, with an acceptable level of risk. In order to provide reasonable assurance that no single security or type of security has an unwarranted impact on the total portfolio, the investment portfolios are highly diversified.
The trustee’s long-term investment objective for the primary UK plan as it matures is to invest in assets whose value changes in the same way as the plan liabilities, in order to reduce the level of funding risk. To move towards this objective, the UK plan uses a liability driven investment (LDI) approach for part of the portfolio, investing primarily in government bonds to achieve this matching effect for the most significant plan liability assumptions of interest rate and inflation rate. This is partly funded by short-term sale and repurchase agreements, whereby the plan borrows money using existing bonds as security and which will be bought back at a specified price at an agreed future date. The funds raised are used to invest in further bonds to increase the proportion of assets which match the plan liabilities. The borrowings are shown separately in the analysis of pension plan assets in the table below.
For the primary UK pension plan there is an agreement with the trustee to increase the proportion of assets with liability matching characteristics over time primarily by reducing the proportion of plan assets held as equities and increasing the proportion held as bonds. There is a similar agreement in place for the primary US plan. During 2019, the UK and the US plans switched 2% and nil of plan assets respectively from equities to bonds (2018 12.5% and 10% respectively).
24. Pensions and other post-retirement benefits – continued
The current asset allocation policy for the major plans at 31 December 2019 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	28	40
Bonds/cash (including LDI)	65	60
Property/real estate	7	—

The amounts invested under the LDI programme by the primary UK pension plan as at 31 December 2019 were $4,804 million (2018 $4,197 million) of government-issued nominal bonds and $19,462 million (2018 $17,491 million) of index-linked bonds.
Some of the group’s pension plans in the Eurozone and other countries use derivative financial instruments as part of their asset mix to manage the level of risk. The fair value of these instruments are included in other assets in the table below. The UK and US plans do not use derivative financial instruments.
The group’s main pension plans do not invest directly in either securities or property/real estate of the company or of any subsidiary.
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 197.

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2019
Listed equities – developed markets	6,285	1,290	495	371	8,441
– emerging markets	1,096	124	61	64	1,345
Private equity[c]	2,675	1,474	—	3	4,152
Government issued nominal bonds[d]	4,884	2,100	959	572	8,515
Government issued index-linked bonds[d]	19,462	—	100	—	19,562
Corporate bonds[d]	6,132	2,304	569	256	9,261
Property[e]	2,507	—	96	27	2,630
Cash	426	289	33	93	841
Other	98	74	30	26	228
Debt (repurchase agreements) used to fund liability driven investments	(7,436)	—	—	—	(7,436)
	36,129	7,655	2,343	1,412	47,539
At 31 December 2018
Listed equities – developed markets	5,191	1,238	413	306	7,148
– emerging markets	950	63	65	56	1,134
Private equity[c]	2,792	1,495	—	4	4,291
Government issued nominal bonds[d]	4,263	2,072	895	533	7,763
Government issued index-linked bonds[d]	17,491	—	102	—	17,593
Corporate bonds[d]	4,606	2,184	506	243	7,539
Property[e]	2,311	6	57	25	2,399
Cash	376	73	42	83	574
Other	116	64	32	40	252
Debt (repurchase agreements) used to fund liability driven investments	(6,011)	—	—	—	(6,011)
	32,085	7,195	2,112	1,290	42,682
At 31 December 2017
Listed equities – developed markets	9,548	2,158	537	376	12,619
– emerging markets	2,220	220	83	53	2,576
Private equity[c]	2,679	1,461	—	—	4,140
Government issued nominal bonds[d]	2,663	1,777	941	545	5,926
Government issued index-linked bonds[d]	16,177	—	2	—	16,179
Corporate bonds[d]	4,682	2,024	546	272	7,524
Property[e]	2,211	6	71	30	2,318
Cash	390	80	21	98	589
Other	104	53	23	45	225
Debt (repurchase agreements) used to fund liability driven investments	(5,583)	—	—	—	(5,583)
	35,091	7,779	2,224	1,419	46,513

[a]	Bonds held by the UK pension plans are denominated in sterling. Property held by the UK pension plans is in the United Kingdom.

[b]	Bonds held by the US pension plans are denominated in US dollars.
[c] Private equity is valued at fair value based on the most recent transaction price or third-party net asset, revenue or earnings based valuations that generally result in the use of significant unobservable inputs.
[d] Bonds held by pension plans are valued using quoted prices in active markets.
[e] Properties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party professional valuers that generally result in the use of significant unobservable inputs.
24. Pensions and other post-retirement benefits – continued

					$ million
					2019
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	227	263	81	38	609
Past service cost[b]	2	—	5	(1)	6
Settlement[b]	—	(13)	8	—	(5)
Operating charge relating to defined benefit plans	229	250	94	37	610
Payments to defined contribution plans	42	188	7	38	275
Total operating charge	271	438	101	75	885
Interest income on plan assets[a]	(909)	(285)	(43)	(46)	(1,283)
Interest on plan liabilities	757	387	133	69	1,346
Other finance (income) expense	(152)	102	90	23	63
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,945	1,079	220	97	4,341
Change in financial assumptions underlying the present value of the plan liabilities	(2,294)	(1,036)	(748)	(92)	(4,170)
Change in demographic assumptions underlying the present value of the plan liabilities	136	91	3	(4)	226
Experience gains and losses arising on the plan liabilities	(57)	(22)	6	4	(69)
Remeasurements recognized in other comprehensive income	730	112	(519)	5	328
Movements in benefit obligation during the year
Benefit obligation at 1 January	26,830	9,696	6,906	1,686	45,118
Exchange adjustments	942	—	(142)	26	826
Operating charge relating to defined benefit plans	229	250	94	37	610
Interest cost	757	387	133	69	1,346
Contributions by plan participants[c]	20	—	2	6	28
Benefit payments (funded plans)[d]	(1,207)	(830)	(76)	(75)	(2,188)
Benefit payments (unfunded plans)[d]	(6)	(205)	(273)	(15)	(499)
Reclassified as assets held for sale	—	(146)	—	—	(146)
Disposals	—	—	(30)	—	(30)
Remeasurements	2,215	967	739	92	4,013
Benefit obligation at 31 December[a] [e]	29,780	10,119	7,353	1,826	49,078
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	32,085	7,195	2,112	1,290	42,682
Exchange adjustments	1,141	—	(43)	24	1,122
Interest income on plan assets[a] [f]	909	285	43	46	1,283
Contributions by plan participants[c]	20	—	2	6	28
Contributions by employers (funded plans)	236	4	85	24	349
Benefit payments (funded plans)[d]	(1,207)	(830)	(76)	(75)	(2,188)
Reclassified as assets held for sale	—	(78)	—	—	(78)
Remeasurements[f]	2,945	1,079	220	97	4,341
Fair value of plan assets at 31 December[g]	36,129	7,655	2,343	1,412	47,539
Surplus (deficit) at 31 December	6,349	(2,464)	(5,010)	(414)	(1,539)
Represented by
Asset recognized	6,588	387	27	51	7,053
Liability recognized	(239)	(2,851)	(5,037)	(465)	(8,592)
	6,349	(2,464)	(5,010)	(414)	(1,539)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,588	387	(136)	(87)	6,752
Unfunded	(239)	(2,851)	(4,874)	(327)	(8,291)
	6,349	(2,464)	(5,010)	(414)	(1,539)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(29,541)	(7,268)	(2,479)	(1,499)	(40,787)
Unfunded	(239)	(2,851)	(4,874)	(327)	(8,291)
	(29,780)	(10,119)	(7,353)	(1,826)	(49,078)

[a]
The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.

[b]
Past service costs and settlements in the Eurozone have arisen from restructuring programmes and represent charges for special termination benefits reflecting the increased liability arising as a result of early retirements. Settlements in the US are the result of a buy-out transaction for the pensions of a group of low value annuitants.

[c]	Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.

[d]	The benefit payments amount shown above comprises $2,304 million benefits and $346 million settlements, plus $37 million of plan expenses incurred in the administration of the benefit.

[e]
The benefit obligation for the US is made up of $7,789 million for pension liabilities and $2,330 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,567 million for pension liabilities in Germany which is largely unfunded.

[f]	The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.

[g]	The fair value of plan assets includes borrowings related to the LDI programme as described on page 196.
24. Pensions and other post-retirement benefits – continued

					$ million
					2018
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	295	299	84	43	721
Past service cost[b]	15	—	9	4	28
Settlement[b]	—	—	17	—	17
Operating charge relating to defined benefit plans	310	299	110	47	766
Payments to defined contribution plans	38	178	5	40	261
Total operating charge	348	477	115	87	1,027
Interest income on plan assets[a]	(868)	(262)	(44)	(45)	(1,219)
Interest on plan liabilities	774	369	136	67	1,346
Other finance (income) expense	(94)	107	92	22	127
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(722)	(256)	(69)	(36)	(1,083)
Change in financial assumptions underlying the present value of the plan liabilities	1,770	945	14	65	2,794
Change in demographic assumptions underlying the present value of the plan liabilities	123	(9)	(42)	7	79
Experience gains and losses arising on the plan liabilities	520	41	(43)	9	527
Remeasurements recognized in other comprehensive income	1,691	721	(140)	45	2,317
Movements in benefit obligation during the year
Benefit obligation at 1 January	31,513	10,820	7,275	1,873	51,481
Exchange adjustments	(1,589)	—	(303)	(113)	(2,005)
Operating charge relating to defined benefit plans	310	299	110	47	766
Interest cost	774	369	136	67	1,346
Contributions by plan participants[c]	21	—	2	7	30
Benefit payments (funded plans)[d]	(1,780)	(597)	(84)	(83)	(2,544)
Benefit payments (unfunded plans)[d]	(6)	(218)	(301)	(17)	(542)
Disposals	—	—	—	(14)	(14)
Remeasurements	(2,413)	(977)	71	(81)	(3,400)
Benefit obligation at 31 December[a] [e]	26,830	9,696	6,906	1,686	45,118
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	35,091	7,779	2,224	1,419	46,513
Exchange adjustments	(1,883)	—	(93)	(73)	(2,049)
Interest income on plan assets[a] [f]	868	262	44	45	1,219
Contributions by plan participants[c]	21	—	2	7	30
Contributions by employers (funded plans)	490	7	88	25	610
Benefit payments (funded plans)[d]	(1,780)	(597)	(84)	(83)	(2,544)
Disposals	—	—	—	(14)	(14)
Remeasurements[f]	(722)	(256)	(69)	(36)	(1,083)
Fair value of plan assets at 31 December[g]	32,085	7,195	2,112	1,290	42,682
Surplus (deficit) at 31 December	5,255	(2,501)	(4,794)	(396)	(2,436)
Represented by
Asset recognized	5,473	418	29	35	5,955
Liability recognized	(218)	(2,919)	(4,823)	(431)	(8,391)
	5,255	(2,501)	(4,794)	(396)	(2,436)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	5,473	396	(152)	(97)	5,620
Unfunded	(218)	(2,897)	(4,642)	(299)	(8,056)
	5,255	(2,501)	(4,794)	(396)	(2,436)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(26,612)	(6,799)	(2,264)	(1,387)	(37,062)
Unfunded	(218)	(2,897)	(4,642)	(299)	(8,056)
	(26,830)	(9,696)	(6,906)	(1,686)	(45,118)

[a]
The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.

[b]
Past service costs and settlements have arisen from restructuring programmes and represent charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.

[c]	Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.

[d]	The benefit payments amount shown above comprises $3,046 million benefits and $2 million settlements, plus $38 million of plan expenses incurred in the administration of the benefit.

[e]
The benefit obligation for the US is made up of $7,290 million for pension liabilities and $2,406 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,328 million for pension liabilities in Germany which is largely unfunded.

[f]	The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.

[g]	The fair value of plan assets includes borrowings related to the LDI programme as described on page 196.
24. Pensions and other post-retirement benefits – continued

					$ million
					2017
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	357	292	85	46	780
Past service cost[b]	12	—	5	(1)	16
Settlement	—	—	13	—	13
Operating charge relating to defined benefit plans	369	292	103	45	809
Payments to defined contribution plans	31	191	7	38	267
Total operating charge	400	483	110	83	1,076
Interest income on plan assets[a]	(845)	(266)	(37)	(48)	(1,196)
Interest on plan liabilities	831	393	121	71	1,416
Other finance (income) expense	(14)	127	84	23	220
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,396	826	30	43	3,295
Change in financial assumptions underlying the present value of the plan liabilities	(236)	(514)	336	(47)	(461)
Change in demographic assumptions underlying the present value of the plan liabilities	734	72	—	(23)	783
Experience gains and losses arising on the plan liabilities	91	(40)	(36)	14	29
Remeasurements recognized in other comprehensive income	2,985	344	330	(13)	3,646
[a] The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
[b] Past service costs have arisen from restructuring programmes and represent a combination of credits as a result of the curtailment in the pension arrangements of a number of employees mostly in the US and charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.

Sensitivity analysis
The discount rate, inflation, salary growth and the mortality assumptions all have a significant effect on the amounts reported. A one-percentage point change, in isolation, in certain assumptions as at 31 December 2019 for the group’s pensions and other post-retirement benefit expense would have had the effects shown in the tables below. The effects shown for the expense in 2020 comprise the total of current service cost and net finance income or expense.

						$ million
					One percentage point
	UK		US		Eurozone
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate[a]
Effect on expense in 2020	(274)	227	(66)	58	(1)	(11)
Effect on obligation at 31 December 2019	(4,729)	6,364	(1,191)	1,478	(1,060)	1,347
Inflation rate[b]
Effect on expense in 2020	171	(134)	11	(9)	35	(27)
Effect on obligation at 31 December 2019	4,711	(3,890)	67	(54)	978	(824)
Salary growth
Effect on expense in 2020	42	(36)	13	(11)	7	(7)
Effect on obligation at 31 December 2019	604	(525)	80	(67)	93	(89)

[a]	The amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.

[b]	The amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

			$ million
		One year increase
	UK	US	Eurozone
Longevity
Effect on expense in 2020	31	6	9
Effect on obligation at 31 December 2019	1,140	147	306

Estimated future benefit payments and the weighted average duration of defined benefit obligations
The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, up until 2029 and the weighted average duration of the defined benefit obligations at 31 December 2019 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2020	1,065	743	333	104	2,245
2021	1,078	789	323	98	2,288
2022	1,098	711	319	101	2,229
2023	1,138	718	314	98	2,268
2024	1,151	699	300	99	2,249
2025-2029	5,895	3,277	1,438	489	11,099
					Years
Weighted average duration	18.3	13.2	16.4	13.0
Employee costs and numbers

			$ million
Employee costs	2019	2018	2017
Wages and salaries[a]	7,497	7,931	7,572
Social security costs	733	743	711
Share-based payments[b]	694	669	624
Pension and other post-retirement benefit costs	948	1,154	1,296
	9,872	10,497	10,203

			2019			2018			2017
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
Upstream	5,800	11,000	16,800	5,900	11,500	17,400	6,200	12,200	18,400
Downstream[d]	5,700	37,300	43,000	6,000	36,300	42,300	6,100	35,900	42,000
Other businesses and corporate[e]	2,100	10,600	12,700	1,900	12,100	14,000	1,900	12,400	14,300
	13,600	58,900	72,500	13,800	59,900	73,700	14,200	60,500	74,700
[a] Includes termination costs of $182 million (2018 $493 million and 2017 $189 million).
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Includes 18,100 (2018 17,100 and 2017 16,500) service station staff.
[e] Includes 2,500 (2018 4,000 and 2017 4,700) agricultural, operational and seasonal workers in Brazil.